Intangible assets and goodwill (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Jun. 30, 2025
Intangible assets with finite life
Software and license	€ 1,312	€ 1,938
Development cost under construction		315
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
Total intangible assets and goodwill	€ 155,790	€ 156,731